Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K/A
Entity Registrant Name	NORTHROP GRUMMAN CORPORATION
Amendment Flag	true
Entity Central Index Key	0001133421
EBP, NGSP
Document Information [Line Items]
Document Type	11-K/A
Entity Registrant Name	NORTHROP GRUMMAN CORPORATION
Amendment Flag	true
Entity Central Index Key	0001133421